Debt (Details Narrative) $ in Thousands			12 Months Ended
	Sep. 20, 2024 USD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2024 CAD ($)
CEBA Loans [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate during period			5.00%
Revolving Credit Facility [Member] | Better Choice Company Inc [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate during period	12.00%
Line of credit facility, maturity date			Mar. 20, 2025
Line of credit facility, outstanding principal			$ 0
Line of credit facility, accrued interest			$ 10
Revolving Credit Facility [Member] | Better Choice Company Inc [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of credit facility, outstanding amount	$ 750,000
Revolving Line of Credit Agreement [Member]
Line of Credit Facility [Line Items]
Revolving line of credit		$ 5,000
Debt Instrument, basis spread on variable rate		1.50%
Line of credit facility, interest rate during period			7.95%
Line of credit facility, outstanding amount			$ 4,800